Note 14 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (153,226)	$ 474,393
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	(182,117)	400,583
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	39,832	59,710
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		72	(1,842)
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[3]	(3,507)	(4,484)
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		247	7,764
Unrealized foreign exchange on European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(8,061)	6,101
Weather derivative [Member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		7,796
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (7,488)	$ 6,561

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 38,759,196 MWh, a weighted average price of $51.29/MWh and expiry dates up to March 31, 2029. Natural gas contracts with a total remaining volume of 92,885,570 GJs, a weighted average price of $3.67/GJ and expiry dates up to December 31, 2024. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 4,184,687 MWh and 177,000 tonnes, respectively, a weighted average price of $32.50/REC and $2.68/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 4,362 MWCap, a weighted average price of $5226.42/MWCap and expiry dates up to October 31, 2023. Ancillary contracts with a total remaining volume of 738,532 MWh, a weighted average price of $23.06/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 10,333,347 MWh, an average price of $45.19/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 134,711,738 GJs, an average price of $3.53/GJ and expiry dates up to December 31, 2024. Electricity generation capacity contracts with a total remaining volume of 69 MWCap, a weighted average price of $304,787.72/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,220,145 MWh, a weighted average price of $21.52/MWh and expiry dates up to December 31, 2020.
[3]	Share swap agreement Just Energy has entered into a share swap agreement to manage the consolidated statements of income (loss) volatility associated with the Company's RSG and DSG Plans. The value, on inception, of the 2,500,000 shares under this share swap agreement was approximately $33,803. On August 22, 2018, Just Energy reduced the notional value of the share swap to $23,803 through a payment of $10,000 and renewed the share swap agreement for an additional year. Net monthly settlements received under the share swap agreement are recorded in other income. Just Energy records the fair value of the share swap agreement in the non-current derivative financial liabilities on the consolidated statements of financial position. Changes in the fair value of the share swap agreement are recorded through the consolidated statements of income (loss) as a change in fair value of derivative instruments and other.